Offerings	Aug. 06, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value US$0.0001 per share
Amount Registered | shares	69,119,898
Proposed Maximum Offering Price per Unit | $ / shares	0.24
Maximum Aggregate Offering Price	$ 16,588,775.52	[1]
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,539.74
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act), an indeterminate number of additional securities are registered hereunder that may be issued to prevent dilution in connection with a stock split, stock dividend, recapitalization, or similar event or adjustment. In addition, an indeterminate number of ordinary shares are registered hereunder that may be issued upon conversion of or exchange for any other securities.Represents 69,119,898 shares of Common Stock and Commitment Shares based on the average of the high and low price of our shares on The Nasdaq Capital Market on July 30, 2025 of $0.24 per share, and Additional Commitment shares of Common Stock based on the price at which the Pre-Funded Warrants may be exercised.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value US$0.0001 per share
Amount Registered | shares	675,675
Proposed Maximum Offering Price per Unit | $ / shares	0.24
Maximum Aggregate Offering Price	$ 162,162	[1]
Fee Rate	0.01531%
Amount of Registration Fee	$ 24.82
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act), an indeterminate number of additional securities are registered hereunder that may be issued to prevent dilution in connection with a stock split, stock dividend, recapitalization, or similar event or adjustment. In addition, an indeterminate number of ordinary shares are registered hereunder that may be issued upon conversion of or exchange for any other securities.Represents 69,119,898 shares of Common Stock and Commitment Shares based on the average of the high and low price of our shares on The Nasdaq Capital Market on July 30, 2025 of $0.24 per share, and Additional Commitment shares of Common Stock based on the price at which the Pre-Funded Warrants may be exercised.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the Pre-Funded Warrants
Amount Registered | shares	574,325
Proposed Maximum Offering Price per Unit | $ / shares	0.24
Maximum Aggregate Offering Price	$ 137,838	[1]
Fee Rate	0.01531%
Amount of Registration Fee	$ 21.10
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act), an indeterminate number of additional securities are registered hereunder that may be issued to prevent dilution in connection with a stock split, stock dividend, recapitalization, or similar event or adjustment. In addition, an indeterminate number of ordinary shares are registered hereunder that may be issued upon conversion of or exchange for any other securities.Represents 69,119,898 shares of Common Stock and Commitment Shares based on the average of the high and low price of our shares on The Nasdaq Capital Market on July 30, 2025 of $0.24 per share, and Additional Commitment shares of Common Stock based on the price at which the Pre-Funded Warrants may be exercised.

[1]	The Registrant will not receive any proceeds from the sale of its shares of Common Stock by the Selling Stockholder.